Inventories - Summary Of Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Jun. 30, 2020		Jun. 30, 2019
Classes of current inventories [abstract]
Raw materials	£ 10.0	£ 8.3		£ 8.0		£ 5.7
Work in progress	25.0	16.2		16.0		11.9
Finished goods and goods for resale	23.2	18.4		16.7		18.4
Inventories	£ 58.2	£ 42.9	[1]	£ 40.7	[1]	£ 36.0

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.